Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Deferred tax liabilities	$ 7,016	$ 4,250
Deferred tax asset	13,727	17,145
Deferred tax asset, carryforward losses	13,522	$ 17,029
Export Terminal Joint Venture [Member]
Income Tax [Line Items]
Deferred tax asset, carryforward losses	$ 13,500
Percentage of carry forwards utilized against future profits	80.00%